Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Acquired through business combination	$ 1,216,263
ROU asset recognized as part of a sale and leaseback arrangement	15,733
Impairment loss	0
Cost of goods sold	141,166
Right-Of-Use Plant And Equipment
Property, plant and equipment
Depreciation on property, plant and equipment	1,876
Right-Of-Use Buildings
Property, plant and equipment
Depreciation on property, plant and equipment	201
Exploration and evaluation
Property, plant and equipment
Exploration & evolution expenditure	17,918
Cost of goods sold	$ 1,438	$ 0